Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - Exploration and evaluation assets [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	$ 270,593	$ 233,290
Acquisitions		43,227
Additions	21,081	23,761
Dispositions	(25,862)
Changes in asset retirement obligations	(980)	646
Transfers to capital assets	(40,521)	(1,223)
Depreciation	(27,386)	(30,503)
Foreign exchange	1,454	1,395
Balance at December 31	198,379	270,593
Property, plant and equipment	198,379	270,593
Cost
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	476,571
Balance at December 31	432,345	476,571
Property, plant and equipment	432,345	476,571
Accumulated depreciation
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	(205,978)
Balance at December 31	(233,966)	(205,978)
Property, plant and equipment	$ (233,966)	$ (205,978)